Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC (the “Depositor”)

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

(collectively, the “Specified Parties”)

Re:	BSST 2022-1700 Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-1700 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 27 January 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular supplement for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular Supplement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular Supplement or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 January 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of one componentized promissory note evidencing a two-year (with three one-year extension options) floating-rate interest-only first lien mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the fee interests of the borrowers in 1700 Market Street, an office property located in Philadelphia, Pennsylvania (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of 9 February 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Initial Original Term and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for the entire term, including during any extension period options. Based on this information, the Depositor instructed us to use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, for the:
a.	Principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
b.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the:
a.	Initial Original Term,
b.	Fully Extended Original Term and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Initial Remaining Term and
ii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin %,
b.	Mortgage Loan SOFR Floor %,
c.	SOFR Cap Strike Price % and
d.	SOFR Rounding Methodology,

as shown on the Final Data File, and a SOFR assumption of 0.06000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate % and
ii.	Mortgage Loan Interest Rate (at SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Interest Rate (at SOFR Cap) and
d.	Mortgage Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Monthly Debt Service ($) at Cap Rate,
iii.	Mortgage Loan Annual Debt Service ($) at Loan Rate and
iv.	Mortgage Loan Annual Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 5

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Loan Rate,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service ($) at Cap Rate,” as shown on the Final Data File.

10.	Using the:
a.	Mortgage Loan Cut-off Balance ($),
b.	Mortgage Loan Maturity Balance ($),
c.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
d.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
e.	As-Is Appraised Value ($),
f.	As-Stabilized Appraised Value ($),
g.	UW (in place) NOI ($),
h.	UW (in place) NCF ($) and
i.	Total Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular Supplement, we recalculated the:

i.	As-Is Mortgage Loan Cutoff Date LTV %,
ii.	As-Is Mortgage Loan Maturity Date LTV %,
iii.	As-Stabilized Mortgage Loan Cutoff Date LTV%,
iv.	As-Stabilized Mortgage Loan Maturity Date LTV%,
v.	Mortgage Loan UW (in place) NOI Debt Yield %,
vi.	Mortgage Loan UW (in place) NCF Debt Yield %,
vii.	Mortgage Loan UW (in place) NOI DSCR at Loan Rate,
viii.	Mortgage Loan UW (in place) NCF DSCR at Loan Rate,
ix.	Mortgage Loan UW (in place) NOI DSCR at Cap Rate,
x.	Mortgage Loan UW (in place) NCF DSCR at Cap Rate,
xi.	Mortgage Loan Cut-off Balance / Square Foot ($),
xii.	As-Is Appraised Value ($) Per Square Foot and
xiii.	As-Stabilized Appraised Value ($) Per Square Foot

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through vi. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in vii. through x. above to two decimal places.

11.	Using the:
a.	Mortgage Loan Rate % and
b.	Mortgage Loan Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note	27 January 2022

Mortgage Loan Agreement	27 January 2022

Deposit Account Control Agreement	27 January 2022

Cash Management Agreement	27 January 2022

Mortgage Loan Interest Rate Cap Agreement	27 January 2022

Settlement Statement	27 January 2022

Guaranty Agreement	27 January 2022

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	6 December 2021

Engineering Report	12 November 2021

Environmental Phase I Report	12 November 2021

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	19 January 2022

Underwritten Rent Roll	1 February 2022

Pro Forma Title Policy	Not Dated

Property Management Agreement	6 January 2016

Insurance Review Document	14 January 2022

Lease Abstract Files (see Note 1)	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Agreements	Various

Philadelphia City Center Market Report	Not Dated

CoStar Report	20 January 2022

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Total Square Feet	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Lien Position	Pro Forma Title Policy
Title Type	Pro Forma Title Policy
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Unit Size	Underwritten Rent Roll
Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Unit Size	Underwritten Rent Roll
Second Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Unit Size	Underwritten Rent Roll
Third Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Unit Size	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration Date	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Unit Size	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration Date	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2017 Revenues ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 NCF ($)	Underwriter’s Summary Report
2019 Revenues ($)	Underwriter’s Summary Report
2019 Expenses ($)	Underwriter’s Summary Report
2019 NOI ($)	Underwriter’s Summary Report
2019 NCF ($)	Underwriter’s Summary Report
2020 Revenues ($)	Underwriter’s Summary Report
2020 Expenses ($)	Underwriter’s Summary Report
2020 NOI ($)	Underwriter’s Summary Report
2020 NCF ($)	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Revenues ($)	Underwriter’s Summary Report
TTM Expenses ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
UW (in place) Occupancy	Underwriter’s Summary Report
UW (in place) Revenues ($)	Underwriter’s Summary Report
UW (in place) Total Expenses ($)	Underwriter’s Summary Report
UW (in place) NOI ($)	Underwriter’s Summary Report
UW (in place) Replacement Reserves ($)	Underwriter’s Summary Report
UW (in place) TI/LC ($)	Underwriter’s Summary Report
UW (in place) NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Settlement Statement
Monthly RE Tax Reserve ($)	Settlement Statement
Upfront Ins. Reserve ($)	Mortgage Loan Agreement
Monthly Ins. Reserve ($)	Mortgage Loan Agreement
Upfront Capex Reserve ($)	Mortgage Loan Agreement
Monthly Capex Reserve ($)	Mortgage Loan Agreement
Upfront Engin. Reserve ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve Description	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Mortgage Loan Original Balance ($)	Mortgage Loan Agreement
Mortgage Loan Margin %	Mortgage Loan Agreement
Mortgage Accrual Type	Mortgage Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
Floating Rate Change Frequency	Mortgage Loan Agreement
Mortgage Loan SOFR Floor %	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Cap After Extension	Mortgage Loan Agreement
SOFR Cap Strike Price %	Mortgage Loan Interest Rate Cap Agreement
SOFR Cap Expiration	Mortgage Loan Interest Rate Cap Agreement
Interest Rate Cap Provider	Mortgage Loan Interest Rate Cap Agreement
Amortization Type	Mortgage Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Grace Period (Late Payment)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Payment Due Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fourth Extension Fee	Mortgage Loan Agreement
Fifth Extension Fee	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Lockbox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Prepayment Provision (Payments)	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Assumption Frequency	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Carveout Guarantor	Guaranty Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan #
Loan/Property Flag
Seller
% of Initial Pooled Balance
Property Name
Number of Properties
Occupancy Date
Ground Lease Expiration Date (Fully Extended)
Annual Ground Rent
PML %
PML Report Date
SOFR Rounding Methodology
Prepayment Provision Comments
Partial Release Description
Principal / Sponsor
Future Debt Description
Mortgage Loan Admin. Fee %

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.